Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit pla
ns.

The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2026 and 2025 were determined as follows:

	At March 31,
	2026	2025
	(In millions)
Present value of unfunded obligations	¥(24,054)	¥(25,972)
Present value of funded obligations	(757,430)	(857,083)
Fair value of plan assets	2,034,686	1,804,994

Net retirement benefit assets (liabilities) before the asset ceiling	¥1,253,202	¥921,939

Effect of the asset ceiling	659,730	443,867

Net retirement benefit assets (liabilities)	¥593,472	¥478,072

Of which retirement benefit liabilities included in “Other liabilities”	¥(35,829)	¥(34,996)
Of which retirement benefit assets included in “Other assets”	¥629,301	¥513,068

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
At beginning of period	¥883,055	¥986,810
Current service cost	21,924	25,597
Interest cost	20,286	15,154
Actuarial losses (gains)—demographic assumptions	567	(4,170)
Actuarial losses (gains)—financial assumptions	(81,664)	(80,455)
Actuarial losses (gains)—experience	(3,837)	447
Benefits paid	(45,227)	(43,583)
Lump-sum payments	(15,623)	(16,094)
Past service cost	462	—
Others	1,541	(651)

At end of period	¥781,484	¥883,055

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
At beginning of period	¥1,804,994	¥1,820,599
Interest income	41,293	27,406
Return on plan assets excluding interest income	217,483	(13,129)
Contributions by employer	13,384	13,979
Benefits paid	(45,227)	(43,583)
Others	2,759	(278)

At end of period	¥2,034,686	¥1,804,994

Effect of the Asset Ceiling
The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
At beginning of period	¥443,867	¥330,739
Interest cost	9,943	4,896
Change in the asset ceiling	205,920	108,232

At end of period	¥659,730	¥443,867

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2026	2025	2024
	(In millions)
Current service cost	¥21,924	¥25,597	¥26,431
Net interest cost	(11,064)	(7,356)	(6,213)
Past service cost	462	—	(20)

Total	¥11,322	¥18,241	¥20,198

Plan Assets
The plan assets at March 31, 2026 and 2025 were composed as follows:

	At March 31,
	2026			2025
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total
	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥155,581	¥88,434	¥244,015	¥160,285	¥118,407	¥278,692
Debt instruments	5,377	210,267	215,644	8,955	204,352	213,307
General account of life insurance companies	138	22,577	22,715	160	22,195	22,355
Other investments and short-term assets	49,947	811,018	860,965	48,128	657,649	705,777
Plan assets retained in the retirement benefit trusts:
Equity instruments	541,865	4,025	545,890	546,424	3,162	549,586
Other short-term assets	135,429	10,028	145,457	24,827	10,450	35,277

Total	¥888,337	¥1,146,349	¥2,034,686	¥788,779	¥1,016,215	¥1,804,994

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2026, 2025 and 2024 were as follows:

	At March 31,
	2026	2025	2024
Discount rates	3.2%	2.2%	1.5%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the eff
e
ct of changes in key assumptions on the defined benefit obligations at March 31, 2026 and 2025 were as follows:

	At March 31,
	2026	2025
	Increase/(decrease)	Increase/(decrease)
	(In millions)
Discount rates:
Increase by 50 bps	¥(32,112)	¥(40,637)
Decrease by 50 bps	35,458	45,208
Average life expectancy at age 60:
Increase of one year	¥18,325	¥23,391

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	At March 31,
	2026	2025	2024
	(Years)
Lump-sum severance indemnity plans	10.6	11.2	12.0
Defined benefit pension plans	14.2	15.4	16.4